CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 2,444,009	$ 1,023,531
Accounts receivable, net	699,555	432,309
Inventories, net	1,488,681	1,723,674
Advance to suppliers	42,969	1,732
Prepaid expenses and other assets, net	107,444	3,161
Due from related parties	1,615,217	896,876
Total current assets	6,397,875	4,081,283
Retention receivables	69,489	458,392
Deferred tax assets, net	0	2,300
Property and equipment, net	71,245	50,926
Goodwill	332,040	332,040
Total assets	6,870,649	4,924,941
Current liabilities
Notes payable	92,112	187,447
Accounts payable	17,442	18,798
Other payables and accrued liabilities	142,426	56,836
Advance receipts	1,051,121	1,285,777
Due to related parties	39,341	7,681
Warrant liability	312,320	0
Dividend payable	6,312	0
Income tax payable	387,319	285,186
Bank borrowing	52,292	532,824
Total current liabilities	2,100,685	2,374,549
Deferred tax liabilities, net	0	0
Total liabilities	2,100,685	2,374,549
Commitments and contingencies
Equity
Common stock ($0.001 par value; authorized 200,000,000 shares; 10,607,150 shares and 9,131,786 shares issued and outstanding as of December 31, 2021 and 2020, respectively)	10,607	9,132
Preferred stock ($0.001 par value; authorized 10,000,000 shares; Series A Preferred Stock, 2,000,000 authorized, 80,000 shares and nil shares, issued and outstanding as of December 31, 2021 and 2020, respectively)	80	0
Additional paid-in capital	14,472,705	2,692,973
Statutory and other reserves	191,219	191,219
(Accumulated losses) retained earnings	(9,918,553)	(293,162)
Accumulated other comprehensive loss	13,906	(49,770)
Total Nocera, Inc.’s stockholders’ equity	4,769,964	2,550,392
Non-controlling interests	0	0
Total equity	4,769,964	2,550,392
Total liabilities and equity	$ 6,870,649	$ 4,924,941